Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Inventories
Inventories

	2020	2019
Pharmacy inventory	70,265	34,783
Hospital consumables	19,446	20,314
Others	2,557	1,495
	92,268	56,592